October 10, 2025

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the ONEFUND Trust (the “Trust”) (File Nos. 333-129930 and 811-21836)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 73 to the Trust’s Registration Statement under the Securities Act and Amendment No. 77 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment, which is being filed pursuant to the Securities Act, Rule 485(a) thereunder, is being filed for the purpose of adding a new portfolio series to the Trust, to be known as “CYBER HORNET S&P 500® and Crypto Top 10 Strategy ETF”.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of FinTech Law

FinTech Law

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